UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23018

Investment Company Act file number

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2017

Unaudited

Stone Ridge All Asset Variance Risk Premium Fund

ALLOCATION OF PORTFOLIO HOLDINGS AT April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY ASSET TYPE

Purchased Options	$2,224,049	0.2%

Short-Term Investments	1,201,276,016	102.8%

Liabilities in Excess of Other Assets(1)	(35,138,144)	-3.0%
	$1,168,361,921

(1)	Cash, cash equivalents and other assets less liabilities.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	NUMBER OF CONTRACTS	FAIR VALUE
PURCHASED OPTIONS - 0.2%

Call Options - 0.1%
Swiss Market Index, Expires: 06/16/17, Strike Price: CHF 8,550.00	77	$211,344
Swiss Market Index, Expires: 06/16/17, Strike Price: CHF 8,600.00	75	177,135
Swiss Market Index, Expires: 06/16/17, Strike Price: CHF 8,650.00	194	388,390
Swiss Market Index, Expires: 06/16/17, Strike Price: CHF 8,700.00	20	33,407

		810,276

Put Options - 0.1%
Euro Stoxx 50 Index, Expires: 05/19/17, Strike Price: EUR 3,450.00	50	14,760
Euro Stoxx 50 Index, Expires: 05/19/17, Strike Price: EUR 3,475.00	50	17,538
Nikkei 225 Index, Expires: 12/08/17, Strike Price: JPY 16,000.00	700	1,381,475

		1,413,773

TOTAL PURCHASED OPTIONS (Cost $11,776,499)		2,224,049

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 102.8%

Money Market Funds - 6.4%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.60% (a)	12,792,597	12,792,597
First American Government Obligations Fund - Class Z - 0.63% (a)	15,661,333	15,661,333
First American Treasury Obligations Fund - Class Z - 0.62% (a)	15,635,051	15,635,051
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.64% (a)	15,630,283	15,630,283

	SHARES	FAIR VALUE
Money Market Funds - 6.4% (continued)
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.62% (a)	15,599,233	$15,599,233

		75,318,497

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 96.4%
0.612%, 07/20/2017 (b)(c)	$120,000,000	119,795,160
0.608%, 08/03/2017 (b)(c)	100,000,000	99,797,000
0.544%, 08/17/2017 (b)(c)	40,000,000	39,903,520
0.664%, 08/24/2017 (b)(c)	60,000,000	59,848,320
0.600%, 09/14/2017 (b)(c)	57,000,000	56,815,890
0.898%, 09/21/2017 (b)(c)	90,000,000	89,689,860
0.904%, 10/05/2017 (b)(c)	16,000,000	15,936,672
0.687%, 10/12/2017 (b)(c)	80,000,000	79,662,880
0.713%, 11/09/2017 (b)(c)	50,000,000	49,750,000
0.831%, 12/07/2017 (b)(c)	82,000,000	81,524,728
0.784%, 01/04/2018 (b)(c)	125,000,000	124,164,375
0.878%, 02/01/2018 (b)(c)	142,500,000	141,433,958
0.947%, 03/01/2018 (b)(c)	169,000,000	167,635,156

		1,125,957,519

TOTAL SHORT-TERM INVESTMENTS (Cost $1,202,034,858)		1,201,276,016

TOTAL INVESTMENTS (Cost $1,213,811,357) - 103.0%		1,203,500,065

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)%		(35,138,144)

TOTAL NET ASSETS - 100.0%		$1,168,361,921

Percentages are stated as a percent of net assets.

(a)	Rate shown is the 7-day effective yield.
(b)	All or a portion of this security is held as collateral for written put options.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS
Australian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $75.00	425	$93,500
Australian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $75.50	325	29,250
Australian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $76.00	150	5,250
Australian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $76.50	50	750
British Pound Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $128.50	200	161,250
British Pound Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $129.00	325	184,844
British Pound Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $129.50	300	114,375
British Pound Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $130.00	200	46,250
British Pound Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $130.50	75	10,313
Canadian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $73.50	200	43,778

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Canadian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $74.00	350	$28,000
Canadian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $74.50	178	5,340
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $1,850.00	10	3,500
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $1,900.00	20	3,600
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $1,950.00	40	3,200
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $2,000.00	10	400
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $2,050.00	20	600
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $2,100.00	40	800
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $2,150.00	30	600
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $2,200.00	19	380
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $1,900.00	20	11,000
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $1,950.00	33	13,530
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $2,000.00	70	20,300
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $2,050.00	57	11,970
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $2,100.00	55	8,250
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $2,150.00	70	7,700
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $2,200.00	40	3,200
Coffee ‘C’ Future, June 2017 Settlement, Expires 05/12/2017, Strike Price $145.00	75	12,375
Coffee ‘C’ Future, June 2017 Settlement, Expires 05/12/2017, Strike Price $150.00	140	9,975
Coffee ‘C’ Future, July 2017 Settlement, Expires 06/09/2017, Strike Price $140.00	150	158,625
Coffee ‘C’ Future, July 2017 Settlement, Expires 06/09/2017, Strike Price $145.00	298	198,915
Coffee ‘C’ Future, July 2017 Settlement, Expires 06/09/2017, Strike Price $150.00	850	360,187
Coffee ‘C’ Future, July 2017 Settlement, Expires 06/09/2017, Strike Price $160.00	100	17,625
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $360.00	200	101,250
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $370.00	350	91,875
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $375.00	800	150,000
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $380.00	946	124,162
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $385.00	520	48,750
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $390.00	280	19,250
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $395.00	450	22,500
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $400.00	500	18,750
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $405.00	235	5,875
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $360.00	175	123,594
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $365.00	300	178,125
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $370.00	200	100,000
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $375.00	210	87,937
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $380.00	200	70,000
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $385.00	480	141,000
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $390.00	287	69,956
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $395.00	380	76,000
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $400.00	238	38,675
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $405.00	10	1,375
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $410.00	200	22,500
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $420.00	38	3,087
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $80.00	111	96,015
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $81.00	165	113,025
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $82.00	250	135,000
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $83.00	245	102,900
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $84.00	187	61,710
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $85.00	335	85,425
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $86.00	45	9,000
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $50.50	200	120,000
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $51.00	500	225,000
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $51.50	550	187,000
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $52.00	525	136,500
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $52.50	427	85,400
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $53.00	275	41,250
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $53.50	175	21,000
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $54.00	259	25,900

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $54.50	256	$23,040
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $55.00	400	28,000
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $55.50	400	24,000
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $56.00	200	12,000
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $56.50	250	12,500
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $57.00	50	2,000
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $51.00	100	136,000
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $51.50	125	146,250
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $52.00	125	123,750
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $52.50	100	84,000
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $53.00	200	142,000
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $53.50	200	118,000
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $54.00	200	100,000
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $54.50	50	21,902
Euro Fx Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $1.095	160	68,000
Euro Fx Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $1.100	267	63,413
Euro Fx Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $1.105	310	38,750
Japanese Yen Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $90.00	175	80,938
Japanese Yen Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $90.50	275	65,313
Japanese Yen Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $91.00	250	28,125
Japanese Yen Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $91.50	385	21,656
Japanese Yen Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $92.00	225	7,031
Japanese Yen Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $92.50	175	3,281
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $71.00	145	240,700
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $72.00	215	301,000
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $73.00	112	131,040
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $74.00	255	244,800
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $75.00	275	214,500
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $76.00	471	292,020
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $77.00	150	73,500
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $78.00	420	163,800
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $79.00	25	7,438
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $80.00	275	66,000
Lean Hogs Future, July 2017 Settlement, Expires 07/17/2017, Strike Price $72.00	50	101,000
Lean Hogs Future, July 2017 Settlement, Expires 07/17/2017, Strike Price $78.00	25	18,938
Lean Hogs Future, July 2017 Settlement, Expires 07/17/2017, Strike Price $80.00	25	13,188
Lean Hogs Future, July 2017 Settlement, Expires 07/17/2017, Strike Price $82.00	25	9,188
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $111.00	80	418,400
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $112.00	140	676,200
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $113.00	120	531,600
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $114.00	80	322,400
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $115.00	40	145,600
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $116.00	60	195,000
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $117.00	65	185,900
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $118.00	65	160,550
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $119.00	25	52,250
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $120.00	25	43,500
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $116.00	20	70,400
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $117.00	20	63,800
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $118.00	45	129,150
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $119.00	155	398,350
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $120.00	45	102,600
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $121.00	60	120,600
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $122.00	25	44,000
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.20	50	81,350
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.25	50	67,550
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.30	540	598,860
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.35	390	350,220

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.40	465	$333,870
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.45	540	306,180
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.50	275	121,550
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.55	395	134,695
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.60	390	101,790
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.65	100	20,100
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.70	45	6,930
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.75	210	24,780
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.80	15	1,365
Natural Gas Future, July 2017 Settlement, Expires 06/27/2017, Strike Price $3.35	100	181,000
Natural Gas Future, July 2017 Settlement, Expires 06/27/2017, Strike Price $4.00	300	76,800
Nikkei 225 Index, Expires 12/08/2017, Strike Price JPY 16,000.00	700	20,659,341
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $950.00	96	82,200
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $960.00	150	92,812
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $970.00	140	62,125
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $980.00	455	142,187
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $990.00	400	90,000
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $1,000.00	200	32,500
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $1,010.00	20	2,500
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $1,030.00	160	12,000
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $1,040.00	160	10,000
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $1,050.00	100	5,000
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $1,060.00	100	4,375
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $970.00	225	187,031
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $980.00	140	89,121
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $990.00	300	168,750
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $1,000.00	160	74,000
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $1,010.00	120	45,750
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $1,020.00	20	6,250
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $1,030.00	20	5,250
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $1,040.00	100	22,500
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $16.25	35	13,720
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $16.50	180	52,416
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $16.75	45	9,072
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $17.00	170	24,752
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $17.25	115	11,592
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $17.50	116	9,094
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $17.75	90	5,040
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $18.00	25	1,120
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $19.00	40	448
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $19.25	40	448
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $19.50	40	448
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $16.25	100	55,938
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $16.50	400	237,440
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $16.75	120	59,136
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $17.00	82	34,899
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $17.25	20	7,168
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $17.50	20	5,824
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $18.00	400	85,120
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $18.25	80	14,336
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $18.50	40	5,824
U.S. Treasury 10-Year Note Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $125.75	125	37,109
U.S. Treasury 10-Year Note Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $126.00	225	45,703
U.S. Treasury 10-Year Note Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $126.25	250	31,250
U.S. Treasury 10-Year Note Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $126.50	100	7,812
U.S. Treasury Long Bond Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $153.00	75	35,039
U.S. Treasury Long Bond Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $153.50	75	23,710
U.S. Treasury Long Bond Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $154.00	375	117,187

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
U.S. Treasury Long Bond Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $154.50	225	$45,703
U.S. Treasury Long Bond Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $155.00	125	15,625
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $430.00	279	172,631
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $435.00	300	153,750
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $440.00	485	203,094
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $445.00	320	110,000
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $450.00	415	116,719
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $455.00	387	89,494
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $460.00	290	56,188
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $465.00	140	21,875
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $470.00	165	20,625
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $475.00	25	2,500
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $480.00	15	1,219
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $420.00	100	112,500
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $425.00	100	100,000
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $430.00	350	308,438
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $435.00	140	110,250
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $440.00	250	171,875
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $445.00	235	143,938
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $450.00	150	80,625
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $455.00	80	38,000
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $460.00	280	117,250
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $465.00	60	22,125

TOTAL CALL OPTIONS (Premiums Received $30,901,300)		38,743,580

PUT OPTIONS
Australian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $73.50	51	2,040
Australian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $74.00	110	9,900
Australian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $74.50	50	11,000
Australian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $75.00	179	82,340
British Pound Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $126.50	75	469
British Pound Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $127.00	100	1,250
British Pound Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $127.50	175	4,375
British Pound Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $128.00	225	11,250
British Pound Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $128.50	150	14,062
British Pound Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $129.00	25	5,722
Canadian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $72.50	100	11,014
Canadian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $73.00	325	78,000
Canadian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $73.50	225	112,500
Canadian Dollar Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $74.00	225	198,000
CBOE Nasdaq 100 Index, Expires 05/05/2017, Strike Price $5,530.00	20	18,400
CBOE Nasdaq 100 Index, Expires 05/05/2017, Strike Price $5,550.00	20	27,700
CBOE Nasdaq 100 Index, Expires 05/05/2017, Strike Price $5,560.00	10	17,000
CBOE S&P 500 Index, Expires 05/01/2017, Strike Price $2,345.00	125	4,063
CBOE S&P 500 Index, Expires 05/01/2017, Strike Price $2,350.00	75	2,813
CBOE S&P 500 Index, Expires 05/01/2017, Strike Price $2,355.00	75	3,188
CBOE S&P 500 Index, Expires 05/01/2017, Strike Price $2,360.00	100	4,500
CBOE S&P 500 Index, Expires 05/01/2017, Strike Price $2,375.00	50	6,250
CBOE S&P 500 Index, Expires 05/01/2017, Strike Price $2,380.00	75	17,438
CBOE S&P 500 Index, Expires 05/03/2017, Strike Price $2,365.00	25	4,750
CBOE S&P 500 Index, Expires 05/03/2017, Strike Price $2,370.00	125	31,875
CBOE S&P 500 Index, Expires 05/03/2017, Strike Price $2,375.00	150	51,000
CBOE S&P 500 Index, Expires 05/03/2017, Strike Price $2,380.00	100	47,500
CBOE S&P 500 Index, Expires 05/05/2017, Strike Price $2,370.00	100	37,000
CBOE S&P 500 Index, Expires 05/05/2017, Strike Price $2,375.00	75	37,500
CBOE S&P 500 Index, Expires 05/05/2017, Strike Price $2,380.00	75	48,375
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $1,700.00	35	1,400
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $1,750.00	50	5,000

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $1,800.00	60	$13,200
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $1,850.00	110	48,400
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $1,900.00	50	38,500
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $1,950.00	15	17,550
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $2,000.00	100	163,000
Cocoa Future, June 2017 Settlement, Expires 05/05/2017, Strike Price $2,050.00	40	84,800
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $1,650.00	43	7,740
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $1,700.00	77	20,790
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $1,750.00	111	46,620
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $1,800.00	175	106,750
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $1,850.00	7	5,950
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $1,900.00	270	307,800
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $1,950.00	60	90,000
Cocoa Future, July 2017 Settlement, Expires 06/02/2017, Strike Price $2,000.00	40	75,200
Coffee ‘C’ Future, June 2017 Settlement, Expires 05/12/2017, Strike Price $127.50	300	99,000
Coffee ‘C’ Future, June 2017 Settlement, Expires 05/12/2017, Strike Price $130.00	100	60,375
Coffee ‘C’ Future, June 2017 Settlement, Expires 05/12/2017, Strike Price $135.00	490	744,187
Coffee ‘C’ Future, June 2017 Settlement, Expires 05/12/2017, Strike Price $140.00	200	576,000
Coffee ‘C’ Future, July 2017 Settlement, Expires 06/09/2017, Strike Price $125.00	100	60,375
Coffee ‘C’ Future, July 2017 Settlement, Expires 06/09/2017, Strike Price $130.00	350	443,625
Coffee ‘C’ Future, July 2017 Settlement, Expires 06/09/2017, Strike Price $135.00	420	946,575
Coffee ‘C’ Future, July 2017 Settlement, Expires 06/09/2017, Strike Price $140.00	50	176,625
Corn Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $355.00	100	2,747
Corn Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $360.00	300	16,366
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $345.00	280	8,750
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $350.00	356	20,025
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $355.00	700	74,375
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $360.00	1,091	197,744
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $365.00	470	138,062
Corn Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $370.00	270	118,125
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $345.00	120	13,500
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $350.00	820	148,625
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $355.00	960	258,000
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $360.00	585	223,031
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $365.00	300	155,625
Corn Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $370.00	538	363,150
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $71.00	30	2,700
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $72.00	30	3,900
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $73.00	545	100,825
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $74.00	192	50,880
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $75.00	600	222,000
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $76.00	290	146,450
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $77.00	345	234,600
Cotton No.2 Future, July 2017 Settlement, Expires 06/16/2017, Strike Price $78.00	60	53,400
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $45.00	75	9,750
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $45.50	425	68,000
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $46.00	325	68,250
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $46.50	375	101,250
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $47.00	325	113,750
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $47.50	350	157,500
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $48.00	400	232,000
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $48.50	325	240,500
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $49.00	200	188,000
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $49.50	325	383,500
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $50.00	275	398,750
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $50.50	250	442,500
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $51.00	275	583,000
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $51.50	325	815,750

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Crude Oil Future, June 2017 Settlement, Expires 05/17/2017, Strike Price $52.00	150	$439,500
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $44.50	50	23,000
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $45.00	50	27,000
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $45.50	75	47,250
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $46.00	150	111,000
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $46.50	155	133,300
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $47.00	155	155,000
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $47.50	75	86,250
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $48.00	25	33,951
Crude Oil Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $48.50	25	38,451
DAX Index, Expires 05/05/2017, Strike Price EUR 12,250.00	80	3,704
DAX Index, Expires 05/05/2017, Strike Price EUR 12,300.00	150	11,274
DAX Index, Expires 05/05/2017, Strike Price EUR 12,350.00	225	27,328
DAX Index, Expires 05/05/2017, Strike Price EUR 12,400.00	20	3,845
Euro Fx Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $1.075	247	15,438
Euro Fx Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $1.080	321	40,125
Euro Fx Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $1.085	295	73,750
Euro Stoxx 50 Index, Expires 05/05/2017, Strike Price EUR 3,500.00	410	24,564
Euro Stoxx 50 Index, Expires 05/05/2017, Strike Price EUR 3,525.00	765	85,831
Euro Stoxx 50 Index, Expires 05/05/2017, Strike Price EUR 3,550.00	525	108,086
Euro Stoxx 50 Index, Expires 05/19/2017, Strike Price EUR 3,450.00	50	14,760
Euro Stoxx 50 Index, Expires 05/19/2017, Strike Price EUR 3,475.00	50	17,538
Japanese Yen Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $88.50	75	3,281
Japanese Yen Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $89.00	125	14,062
Japanese Yen Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $89.50	320	84,000
Japanese Yen Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $90.00	150	80,625
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $63.00	30	1,500
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $64.00	33	2,310
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $65.00	125	11,250
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $66.00	216	25,920
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $67.00	255	40,800
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $68.00	241	53,020
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $69.00	235	65,800
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $70.00	330	115,500
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $71.00	35	16,100
Lean Hogs Future, June 2017 Settlement, Expires 06/14/2017, Strike Price $72.00	140	84,000
Lean Hogs Future, July 2017 Settlement, Expires 07/17/2017, Strike Price $68.00	50	16,500
Lean Hogs Future, July 2017 Settlement, Expires 07/17/2017, Strike Price $72.00	50	36,500
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $105.00	20	200
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $106.00	80	800
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $107.00	90	900
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $108.00	130	1,300
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $109.00	130	2,600
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $110.00	69	1,380
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $111.00	70	1,400
Live Cattle Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $112.00	50	1,000
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $105.00	10	600
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $106.00	15	1,050
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $107.00	75	6,000
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $108.00	10	900
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $109.00	15	1,500
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $110.00	170	18,700
Live Cattle Future, June 2017 Settlement, Expires 06/02/2017, Strike Price $111.00	50	6,500
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $2.85	75	6,750
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $2.90	305	41,480
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $2.95	329	65,142
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.00	1,000	280,000
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.05	450	173,250

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.10	480	$247,680
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.15	270	182,520
Natural Gas Future, June 2017 Settlement, Expires 05/25/2017, Strike Price $3.20	175	151,900
Natural Gas Future, July 2017 Settlement, Expires 06/27/2017, Strike Price $3.00	400	192,800
Natural Gas Future, July 2017 Settlement, Expires 06/27/2017, Strike Price $3.35	250	445,000
Russell 2000 Index, Expires 05/05/2017, Strike Price $1,380.00	53	17,384
Russell 2000 Index, Expires 05/05/2017, Strike Price $1,385.00	103	43,569
Russell 2000 Index, Expires 05/05/2017, Strike Price $1,390.00	119	65,450
Russell 2000 Index, Expires 05/05/2017, Strike Price $1,395.00	100	71,700
Russell 2000 Index, Expires 05/05/2017, Strike Price $1,400.00	100	96,500
Russell 2000 Index, Expires 05/05/2017, Strike Price $1,405.00	100	123,700
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $920.00	175	22,969
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $930.00	601	131,469
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $940.00	500	171,875
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $950.00	606	329,512
Soybean Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $960.00	490	395,063
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $900.00	378	66,150
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $920.00	370	131,813
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $930.00	260	130,000
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $940.00	310	213,125
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $950.00	120	110,250
Soybean Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $970.00	75	113,906
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $15.00	60	4,704
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $15.25	60	7,392
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $15.50	195	34,944
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $15.75	480	123,648
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $16.00	505	192,304
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $16.25	490	257,936
Sugar No.11 Future, June 2017 Settlement, Expires 05/15/2017, Strike Price $16.50	75	52,920
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $14.50	60	8,064
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $14.75	100	17,920
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $15.00	230	56,672
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $15.25	220	71,456
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $15.50	180	74,592
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $15.75	160	86,016
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $16.50	508	512,064
Sugar No.11 Future, July 2017 Settlement, Expires 06/15/2017, Strike Price $17.50	200	365,120
Switzerland SMI Index, Expires 06/16/2017, Strike Price CHF 8,550.00	77	57,885
Switzerland SMI Index, Expires 06/16/2017, Strike Price CHF 8,600.00	75	65,427
Switzerland SMI Index, Expires 06/16/2017, Strike Price CHF 8,650.00	194	197,120
Switzerland SMI Index, Expires 06/16/2017, Strike Price CHF 8,700.00	20	23,739
U.S. Treasury 10-Year Note Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $124.50	50	781
U.S. Treasury 10-Year Note Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $124.75	50	1,562
U.S. Treasury 10-Year Note Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $125.00	100	7,812
U.S. Treasury 10-Year Note Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $125.25	50	8,515
U.S. Treasury Long Bond Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $150.50	25	3,086
U.S. Treasury Long Bond Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $151.00	50	9,687
U.S. Treasury Long Bond Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $151.50	125	23,437
U.S. Treasury Long Bond Future, May 2017 Settlement, Expires 05/05/2017, Strike Price $152.00	50	15,625
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $400.00	240	13,500
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $405.00	420	36,750
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $410.00	605	79,406
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $415.00	540	104,625
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $420.00	580	163,125
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $425.00	300	114,375
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $430.00	63	31,894
Wheat Future, June 2017 Settlement, Expires 05/26/2017, Strike Price $440.00	125	100,781
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $395.00	40	5,500

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $400.00	395	$71,594
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $405.00	320	78,000
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $410.00	160	51,000
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $420.00	200	102,500
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $425.00	100	63,750
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $430.00	250	192,188
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $440.00	150	161,250
Wheat Future, July 2017 Settlement, Expires 06/23/2017, Strike Price $445.00	75	93,750

TOTAL PUT OPTIONS (Premiums Received $22,483,672)		21,378,432

	NOTIONAL VALUE
OTC CALL OPTIONS
Brazilian Real, Expires 05/05/2017, Strike Price $3.23	100,000,000	285,200
Korean Won, Expires 05/02/2017, Strike Price $1,145.00	30,000,000	51,390
South African Rand, Expires 05/03/2017, Strike Price $13.27	15,000,000	175,665
Turkish Lira, Expires 05/02/2017, Strike Price $3.62	75,000,000	19,500

TOTAL OTC CALL OPTIONS (Premiums Received $643,750)		531,755

OTC PUT OPTIONS
Korean Won, Expires 05/02/2017, Strike Price $1,115.00	30,000,000	1,470
South African Rand, Expires 05/03/2017, Strike Price $13.27	15,000,000	67,365

TOTAL OTC PUT OPTIONS (Premiums Received $176,400)		68,835

TOTAL WRITTEN OPTIONS (Premiums Received $54,205,122)		$60,722,602

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

FUTURES CONTRACTS SOLD
CAC 40 Index, May 2017 Settlement	187	$10,622,917	$(589,925)
Cocoa, July 2017 Settlement	210	3,866,100	246,557
Coffee ‘C’, July 2017 Settlement	640	32,016,000	(636,809)
Coffee ‘C’, September 2017 Settlement	75	3,817,969	282,441
Copper, September 2017 Settlement	62	4,057,125	12,303
Corn, September 2017 Settlement	81	1,515,712	47,042
Cotton No.2, July 2017 Settlement	233	9,188,355	(119,124)
Cotton No.2, December 2017 Settlement	44	1,641,640	12,530
DAX Index, July 2017 Settlement	31	10,525,166	(379,937)
FTSE China Index, May 2017 Settlement	982	10,198,070	(90,716)
FTSE Top 40 Index, June 2017 Settlement	301	10,708,404	(307,422)
Globex Natural Gas, June 2017 Settlement	99	3,243,240	10,561
Globex Natural Gas, July 2017 Settlement	97	3,252,410	32,067
Hang Seng Index, May 2017 Settlement	66	10,420,115	(229,705)
KC HRW Wheat, September 2017 Settlement	167	3,780,463	305,934
KOSPI Index, June 2017 Settlement	520	32,891,290	(697,869)
Lean Hogs, July 2017 Settlement	16	481,440	(14,328)
Lean Hogs, October 2017 Settlement	139	3,705,740	(92,758)
Low Sulphur Gasoil, October 2017 Settlement	31	1,446,925	129,376
MSCI Taiwan Index, May 2017 Settlement	283	10,386,100	(138,415)
Nasdaq 100 E-mini Index, June 2017 Settlement	35	3,906,350	(53,501)
NY Harbor ULSD, October 2017 Settlement	22	1,432,292	142,166
Russell 2000 Mini Index, June 2017 Settlement	350	24,472,000	(18,691)

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
S&P 500 E-mini Index, June 2017 Settlement	224	$26,661,600	$(137,937)
SGX Nifty 50 Index, May 2017 Settlement	202	3,770,936	(72,473)
Soybean Meal, October 2017 Settlement	16	505,760	(9,313)
Soybean Oil, October 2017 Settlement	359	6,888,492	(80,671)
Soybean, July 2017 Settlement	12	573,750	1,911
SPI 200 Index, June 2017 Settlement	77	8,523,235	(79,398)
Sugar No.11, July 2017 Settlement	477	8,617,291	54,208
Sugar No.11, October 2017 Settlement	323	5,903,923	313,035
Wheat, July 2017 Settlement	419	9,055,638	(172,713)
Wheat, September 2017 Settlement	169	3,766,588	242,090
WTI Crude, June 2017 Settlement	472	23,283,760	46,731

TOTAL FUTURES CONTRACTS SOLD		$295,126,796	$(2,042,753)

FUTURES CONTRACTS PURCHASED
Amsterdam Index, May 2017 Settlement	142	$15,983,159	$279,516
Brent Crude, October 2017 Settlement	72	3,800,160	(311,873)
British Pound, June 2017 Settlement	162	13,126,050	(4,924)
Corn, July 2017 Settlement	149	2,730,425	4,682
Euro Stoxx 50 Index, June 2017 Settlement	130	4,967,648	104,812
FTSE 100 Index, June 2017 Settlement	163	15,126,606	(187,636)
FTSE MIB Index, June 2017 Settlement	126	13,920,775	833,595
Gasoline RBOB, October 2017 Settlement	61	3,676,726	(416,228)
Gold 100 Oz., October 2017 Settlement	85	10,837,500	(28,822)
Henry Hub Natural Gas, June 2017 Settlement	288	2,358,720	51,246
IBEX 35 Index, May 2017 Settlement	127	14,841,245	726,419
Japanese Yen, June 2017 Settlement	150	16,863,750	(238,886)
Lean Hogs, June 2017 Settlement	73	2,160,800	3,607
Live Cattle, June 2017 Settlement	377	18,702,970	960,750
Live Cattle, October 2017 Settlement	127	6,010,910	443,276
Natural Gas, October 2017 Settlement	76	2,568,040	4,508
Nikkei 225 Index, June 2017 Settlement	88	15,156,762	199,991
Nikkei 225 Index, December 2017 Settlement	700	119,560,440	19,082,185
OMXS30 Index, May 2017 Settlement	848	15,490,770	720,853
S&P/TSX 60 Index, June 2017 Settlement	109	14,641,398	36,449
Silver, September 2017 Settlement	47	4,073,960	41,752
Soybean, September 2017 Settlement	40	1,909,500	(111,608)
U.S. Treasury 10-Year Note, June 2017 Settlement	100	12,571,875	(6,057)
U.S. Treasury Long Bond, June 2017 Settlement	200	30,593,750	(102,656)
WTI Crude, October 2017 Settlement	75	3,771,750	(302,670)

TOTAL FUTURES CONTRACTS PURCHASED		$365,445,689	$21,782,281

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Schedule of Investments	as of April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Credit Suisse	05/03/2017	Mexican Peso	480,457,500	U.S. Dollars	25,316,884	$—
Morgan Stanley	05/03/2017	Mexican Peso	663,932,500	U.S. Dollars	35,000,000	(15,215)
Credit Suisse	05/02/2017	Norwegian Krone	855,100	U.S. Dollars	99,427	171
Credit Suisse	05/04/2017	Norwegian Krone	855,075	U.S. Dollars	100,000	(399)
Morgan Stanley	05/05/2017	South African Rand	13,258,500	U.S. Dollars	1,000,000	(8,381)
Morgan Stanley	05/09/2017	U.S. Dollars	27,000,000	Brazilian Real	86,089,500	(83,625)
Credit Suisse	05/03/2017	U.S. Dollars	25,000,000	Mexican Peso	480,457,500	(316,884)
Morgan Stanley	05/03/2017	U.S. Dollars	34,984,785	Mexican Peso	663,932,500	—
Credit Suisse	05/02/2017	U.S. Dollars	100,000	Norwegian Krone	855,100	403
BNP	05/08/2017	U.S. Dollars	2,000,000	South Korean Won	2,261,000,000	12,444
Goldman Sachs	05/03/2017	U.S. Dollars	7,500,000	Turkish Lira	26,720,250	(20,982)

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$(432,468)

Equity Variance Swaps

DESCRIPTION	COUNTERPARTY	NOTIONAL VALUE		UNREALIZED APPRECIATION (DEPRECIATION)

EQUITY VARIANCE SWAPS SOLD
SPLV5UE Index, 10/3/16 - 10/3/17, Strike Price 5.70, pay realized rate	Morgan Stanley	$1,000	(1)	$1,067

TOTAL EQUITY VARIANCE SWAPS SOLD				$1,067

EQUITY VARIANCE SWAPS PURCHASED
SX5E Index, 11/3/16 - 12/15/17, Strike Price 24.35%, receive realized rate accrued when spot above 1490.	Goldman Sachs	€200,000	(2)	$(7,227)

TOTAL EQUITY VARIANCE SWAPS PURCHASED				$(7,227)

(1)	Notional value reflects vega notional.
(2)	Notional value reflects variance notional multiplied by 100[2].

Equity Correlation Swaps

DESCRIPTION	COUNTERPARTY	NOTIONAL VALUE		UNREALIZED APPRECIATION

EQUITY CORRELATION SWAPS SOLD
SX5E Index, 10/26/16 - 12/15/17, Strike Price 58%, pay realized rate	Goldman Sachs	€100,000	(1)	$17,693

TOTAL EQUITY CORRELATION SWAPS SOLD				$17,693

(1)	Notional value reflects correlation exposure per point times 100.

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Statement of Assets and Liabilities	April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$1,203,500,065
Unrealized appreciation on forward currency contracts	13,018
Unrealized appreciation on swap contracts	18,760
Receivable for fund shares sold	227,294
Receivable for investments sold	1,229,230
Foreign currencies, at value(2)	55,773,911
Interest receivable	56,861
Cash	231,000
Other assets	1,420,166
Total assets	1,262,470,305
LIABILITIES:
Options written, at fair value(3)	60,722,602
Collateral due to broker	29,777,903
Unrealized depreciation on forward currency contracts	445,486
Unrealized depreciation on swap contracts	7,227
Interest payable	280,176
Payable for investment securities purchased	34,294
Payable to Adviser	2,035,126
Payable for Chief Compliance Officer compensation	4,630
Payable to Trustees	15,663
Accrued service fees	197,213
Payable to Custodian	114,081
Other accrued expenses	473,983
Total liabilities	94,108,384
Total net assets	$1,168,361,921

NET ASSETS CONSIST OF:
Capital stock	$1,058,113,299
Accumulated net investment loss	(9,608,229)
Accumulated net realized gain	116,664,875
Unrealized appreciation (depreciation) on:
Investments	(9,290,320)
Foreign currency translation	698,366
Forward currency contracts	(432,468)
Futures contracts	19,739,528
Swap contracts	11,533
Written options	(7,534,663)
Total net assets	$1,168,361,921

Net Assets	$1,168,361,921
Shares outstanding	105,288,748
Net asset value, offering and redemption price per share	$11.10

(1) Cost of Investments	$1,213,811,357
(2) Cost of foreign currencies	55,071,756
(3) Premiums Received	54,205,122

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Statement of Operations	For the Period Ended April 30, 2017 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Dividend income	$1,378
Interest income	3,771,163
Other income	30,304
Total investment income	3,802,845
EXPENSES
Advisory fees (See Note 4)	10,751,340
Broker interest expense	1,331,995
Compliance fees	777,745
Service fees	537,567
Fund accounting and administration fees	436,319
Legal fees	292,263
Custody fees	194,870
Federal and state registration fees	124,540
Transfer agency fees and expenses	73,216
Audit and tax related fees	67,811
Trustees fees and expenses	31,244
Chief Compliance Officer compensation	18,522
Other expenses	89,197
Total expenses before Adviser waiver	14,726,629
Expenses recouped by Adviser (See Note 4)	609,709
Total net expenses	15,336,338
Net investment loss	(11,533,493)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(63,872,326)
Foreign currency translation	240,231
Forward currency contracts	(47,825,469)
Futures contracts	(158,015,738)
Swap contracts	(8,765,047)
Written options	397,360,383
Net change in unrealized appreciation (depreciation) on:
Investments	4,813,258
Foreign currency translation	715,999
Forward currency contracts	1,633,969
Futures contracts	9,250,696
Swap contracts	15,728
Written options	(26,811,828)
Net realized and unrealized gain	108,739,856
Net increase in net assets resulting from operations	$97,206,363

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Statement of Changes in Net Assets

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
	PERIOD ENDED APRIL 30, 2017 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2016
OPERATIONS:
Net investment loss	$(11,533,493)	$(21,347,749)
Net realized gain (loss) on:
Investments	(63,872,326)	(88,533,258)
Foreign currency translation	240,231	(3,013,231)
Forward currency contracts	(47,825,469)	(65,365,361)
Futures contracts	(158,015,738)	(778,177,355)
Swap contracts	(8,765,047)	(30,535,925)
Written options	397,360,383	1,048,686,072
Net increase from payments by affiliates:	—	390,109
Net change in unrealized appreciation (depreciation) on:
Investments	4,813,258	(24,953,649)
Foreign currency translation	715,999	(86,832)
Forward currency contracts	1,633,969	(471,543)
Futures contracts	9,250,696	18,914,146
Swap contracts	15,728	890,328
Written options	(26,811,828)	1,031,956
Net increase in net assets resulting from operations	97,206,363	57,427,708

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(8,469,504)
From net realized gain	(51,575,770)	(7,645,991)
Total distributions	(51,575,770)	(16,115,495)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	188,043,156	414,559,732
Proceeds from shares issued to holders in reinvestment of dividends	43,523,525	13,201,201
Cost of shares redeemed	(79,226,745)	(193,691,457)
Net increase in net assets from capital share transactions	152,339,936	234,069,476
Total increase in net assets	197,970,529	275,381,689

NET ASSETS:
Beginning of period	970,391,392	695,009,703
End of period	$1,168,361,921	$970,391,392

Accumulated net investment income (loss)	$(9,606,299)	$1,925,264

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Consolidated Financial Highlights

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
	PERIOD ENDED APRIL 30, 2017 (UNAUDITED)		YEAR ENDED OCTOBER 31, 2016		PERIOD ENDED OCTOBER 31, 2015(1)
Per Share Data:
Net asset value, beginning of period	$10.70		$10.31		$10.00
Income (loss) from investment operations
Net investment loss(2)	(0.11)		(0.25)		(0.16)
Net realized and unrealized gains	1.07		0.87		0.47

Total from investment operations	0.96		0.62	(6)	0.31

Less distributions to shareholders
Dividends from net realized gains	(0.56)		(0.11)		—
Dividends from net investment income	—		(0.12)		—

Total distributions	(0.56)		(0.23)		—

Net asset value, end of period	$11.10		$10.70		$10.31

Total return(8)	9.42	%(3)	6.15%		3.10	%(3)
Supplemental Data and Ratios:
Net assets, end of period (000s)	$1,168,362		$970,391		$695,009
Ratio of expenses to average net assets
(before expense waiver/recoupment)(5)	2.74	%(4)	2.80%		2.69	%(4)
Ratio of expenses to average net assets
(after expense waiver/recoupment)(5)	2.85	%(4)	2.68%		2.71	%(4)
Ratio of net investment loss to average net assets
(before expense waiver/recoupment)(5)	(2.03	)%(4)	(2.54)%		(2.63	)%(4)
Ratio of net investment loss to average net assets
(after expense waiver/recoupment)(5)	(2.15	)%(4)	(2.42)%		(2.65	)%(4)
Portfolio turnover rate	3,366	%(3)(7)	33,522	%(7)	1,361	%(3)

(1)	The Fund commenced operations on April 2, 2015.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Ratio includes borrowing and investment related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(6)	Includes increase from payments by affiliates of less than $0.01.
(7)	Portfolio turnover rate excludes equity assignments.
(8)	Total return represents the rate that an investor would have earned (or lost) on an investment in the Fund (assuming the reinvestment of all dividends and distributions).

The accompanying Notes to the Consolidated Financial Statements are an integral part of these Consolidated Financial Statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

1. Organization

Stone Ridge Trust III (the “Trust”) was organized as a Delaware statutory trust on December 17, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered non-diversified closed-end management investment company issuing shares. As of April 30, 2017, the Trust consisted of one series: the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”). The Fund commenced operations on April 2, 2015. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.10% shareholder service fee, no 12b-1 fees and does not charge a redemption fee. The Trust’s Amended and Restated Agreement and Declaration of Trust authorizes the issuance of an unlimited number of shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”), subject to approval of the Board of Trustees. In all cases, such repurchases will be for at least 5% and not more than 25%, and are currently expected to be for 10%, of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. The Fund does not currently intend to list its shares for trading on any national securities exchange. There is no secondary trading market in the shares. Shareholders should consider shares of the Fund to be an illiquid investment.

The Fund’s investment objective is to achieve capital appreciation. The Fund pursues its investment objective primarily by receiving premiums in connection with its derivative contracts (including put and call options, futures contracts, options on futures contracts, and swaps) related to a variety of asset classes that the Adviser (as defined herein) believes offer variance risk premiums.

The consolidated financial statements include the accounts of Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its assets (at the time of purchase) in its Subsidiary. The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives, such as commodity-linked futures, options and swaps. As of April 30, 2017 the Subsidiary’s net assets were $282,427,179, which represented 24.2% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services—Investment Companies.

(a) Investment Valuation and Fair Value Measurement

The Board of Trustees has approved procedures pursuant to which the Fund will value its investments (the “Valuation Procedures”). The Board of Trustees has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board of Trustees.

Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

For investments in open-end management companies that are registered under the 1940 Act, the value of the shares of such funds is calculated based upon the net asset value per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Fund’s investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE.

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the Valuation Date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources, (ii) valuations provided by a third-party pricing agent, (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv)any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2017:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Purchased Options	$2,224,049	$—	$—	$2,224,049
Money Market Funds	75,318,497	—	—	75,318,497
U.S. Treasury Bills	—	1,125,957,519	—	1,125,957,519

Total Assets	$77,542,546	$1,125,957,519	$—	$1,203,500,065
Liabilities
Written Options	$(59,500,859)	$(1,221,743)	$—	$(60,722,602)

Total Liabilities	$(59,500,859)	$(1,221,743)	$—	$(60,722,602)
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$13,018	$—	$13,018
Unrealized depreciation on forward currency contracts	—	(445,486)	—	(445,486)
Unrealized appreciation on futures contracts	25,372,593	—	—	25,372,593
Unrealized depreciation on futures contracts	(5,633,065)	—	—	(5,633,065)
Unrealized appreciation on swap contracts	—	18,760	—	18,760
Unrealized depreciation on swap contracts	—	(7,227)	—	(7,227)

Total	$19,739,528	$(420,935)	$—	$19,318,593

*	Other financial instruments are derivatives, such as futures, forward currency contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

Derivative Transactions — The Fund engaged in derivatives for hedging and speculative purposes, and to generate income from premiums during the period ended April 30, 2017. The use of derivatives included options, futures, swaps and forward currency contracts.

Futures Contracts — The Fund may purchase and sell futures contracts and has held futures contracts during the period ended April 30, 2017. The Fund may use futures contracts to gain exposure or to hedge asset classes such as equities, currencies, commodities and fixed income. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended April 30, 2017, was $1,117,808,718 for long contracts and $637,981,563 for short contracts.

Options — The Fund may purchase and write call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call and put options during the period ended April 30, 2017. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended April 30, 2017 was $136,044,063.

Transactions in written options during the period ended April 30, 2017 were as follows:

Call Options	CONTRACTS/ NOTIONAL	PREMIUMS
Outstanding, beginning of year	2,600,092,872	$92,058,137
Options written	26,491,168,502	360,294,520
Options terminated in closing transactions	(1,175,015,389)	(19,164,766)
Options exercised	(3,722,695,798)	(131,563,919)
Options expired	(23,973,509,668)	(270,078,922)

Outstanding, end of period	220,040,519	$31,545,050

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

Put Options	CONTRACTS/ NOTIONAL	PREMIUMS
Outstanding, beginning of year	610,073,525	$50,341,250
Options written	8,108,039,417	332,172,964
Options terminated in closing transactions	(66,386)	(15,341,287)
Options exercised	(4,555,131,763)	(114,675,115)
Options expired	(4,117,870,505)	(229,837,740)

Outstanding, end of period	45,044,288	$22,660,072

Forward Currency Contracts — The Fund may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended April 30, 2017 was $891,301,642 for long contracts and $1,168,608,784 for short contracts.

Swaps

Correlation Swaps — The Fund may enter into correlation swaps. Correlation swaps are transactions in which counterparties agree to buy or sell the future realized correlation on an underlying reference basket of securities or instruments at a specific level over a fixed period. Correlation swaps are subject to all the risks of OTC derivatives generally, including counterparty risks (if the counterparty fails to meet its obligations) and the risk that the Adviser is incorrect in forecasts of correlation on the underlying reference basket. The average notional amount of correlation swaps held during the period ended April 30, 2017 was $107,218 for short contracts.

Credit Default Swaps — The Fund may enter into credit default swaps. A credit default swap enables an investor to buy or sell protection against a credit event, such as a borrower’s or issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. The Fund may seek to enhance returns by selling protection or attempt to mitigate credit risk by buying protection against the occurrence of a credit event by a specified borrower or issuer. If the Fund buys credit protection using a credit default swap and a credit event occurs, the Fund will deliver the defaulted bond underlying the swap and the swap counterparty will pay the par amount of the bond. If the Fund sells credit protection using a credit default swap and a credit event occurs, the Fund will pay the par amount of the defaulted bond underlying the swap and the swap counterparty will deliver the bond. If the swap is on a basket of assets, the notional amount of the swap is reduced by the par amount of the defaulted asset, and the fixed payments are then made on the reduced notional amount. Risks of credit default swaps include all the risks of OTC derivatives generally, including counterparty credit risk (if the counterparty fails to meet its obligations) and the risk that the Fund will not properly assess the cost of the instrument based on the lack of transparency in the market. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay par value on defaulted bonds. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid. In addition, if the Fund is buying credit protection and a credit event does occur, there is a risk when the Fund does not own the underlying asset, that the Fund will have difficulty acquiring the asset on the open market and may receive adverse pricing. The average notional amount of credit default swaps during the period ended April 30, 2017 was $223,787,571 for contracts in which the Fund purchased protection.

Volatility Swaps and Variance Swaps — The Fund may enter into volatility and/or variance swaps. Volatility swaps and variance swaps are transactions in which counterparties agree to economically buy or sell volatility or variance (which equals volatility squared), as the case may be, of the underlying reference at a specific level over a fixed period. Volatility and variance swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying reference. The average notional amount of volatility and variance swaps held during the period ended April 30, 2017 was $183,072 for long contracts and $1,000 for short contracts.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

Consolidated Statement of Assets and Liabilities — Values of Derivatives at April 30, 2017

	ASSET DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Options
Equity contracts	Investments, at fair value	$2,224,049

Futures
Commodity contracts	Net assets — Unrealized appreciation*	3,388,773
Equity contracts	Net assets — Unrealized appreciation*	21,983,820

Forwards
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	13,018

Swaps
Equity contracts	Unrealized appreciation on swap contracts**	18,760

Total		$27,628,420

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized appreciation of swap contracts as reported in the Consolidated Schedule of Investments.

	LIABILITY DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE

Options
Commodity contracts	Written options, at fair value	$35,661,662
Equity contracts	Written options, at fair value	22,078,094
Foreign exchange contracts	Written options, at fair value	2,553,199
Interest rate contracts	Written options, at fair value	429,647

Futures
Commodity contracts	Net assets — Unrealized depreciation*	2,296,917
Equity contracts	Net assets — Unrealized depreciation*	2,983,625
Interest rate contracts	Net assets — Unrealized depreciation*	108,713
Foreign exchange contracts	Net assets — Unrealized depreciation*	243,810

Forwards
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	445,486

Swaps
Equity contracts	Unrealized depreciation on swap contracts**	7,227

Total		$66,808,380

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Consolidated Schedule of Investments.
**	Reflects cumulative unrealized depreciation of swap contracts as reported in the Consolidated Schedule of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended April 30, 2017.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS(1)	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Commodity contracts	$(171,065,017)	$—	$213,835,896	$—	$—	$42,770,879
Credit contracts	—	(2,303,794)	17,926,689	(8,765,047)	—	6,857,848
Equity contracts	105,346,896	(52,232,726)	(20,483,376)	—	—	32,630,794
Foreign exchange contracts	(66,997,126)	(4,328,264)	147,069,674	—	(47,825,469)	27,918,815
Interest rate contracts	(26,099,553)	—	34,733,792	—	—	8,634,239
Volatility Contracts	799,062	(1,655,893)	4,277,708	—	—	3,420,877

	$(158,015,738)	$(60,520,677)	$397,360,383	$(8,765,047)	$(47,825,469)	$122,233,452

(1)	Amounts are included in realized gain (loss) on investments in the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS(1)	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Commodity contracts	$4,038,362	$—	$(6,769,449)	$—	$—	$(2,731,087)
Credit contracts	—	334,950	(3,248,700)	—	—	(2,913,750)
Equity contracts	5,105,359	5,429,199	(8,735,206)	15,728	—	1,815,080
Foreign exchange contracts	(9,100)	(72,219)	(8,169,590)	—	1,633,969	(6,616,940)
Interest rate contracts	108,942	—	93,985	—	—	202,927
Volatility contracts	7,133	14,182	17,132	—	—	38,447

	$9,250,696	$5,706,112	$(26,811,828)	$15,728	$1,633,969	$(10,205,323)

(1)	Amounts are included in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.

(b) Offsetting on the Consolidated Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Consolidated Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements to which the Fund is a party specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Fund is subject to netting arrangements, which govern the terms of certain transactions with select counterparties. The netting arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangements also specify collateral posting arrangements at prearranged exposure levels. Under the netting arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Assets:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Forward Currency Contracts	$13,018	$—	$13,018	$(574)	$—	$12,444
Swap Contracts	18,760	—	18,760	(7,227)	—	11,533
	$31,778	$—	$31,778	$(7,801)	$—	$23,977

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Liabilities:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Forward Currency Contracts	$445,486	$—	$445,486	$(574)	$(444,912)	$—
Written Options	600,590	—	600,590	—	(600,590)	—
Swap Contracts	7,227	—	7,227	(7,227)	—	—
	$1,053,303	$—	$1,053,303	$(7,801)	$(1,045,502)	$—

Actual collateral pledged may be more than reported in order to satisfy broker requirements.

(c) Use of Estimates The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(g) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund isolates that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized gains (losses) on foreign currency translation and change in unrealized appreciation (depreciation) on foreign currency related items on the Fund’s Consolidated Statement of Operations.

(h) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

(i) Restricted Securities The Fund may invest in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Fund has elected to be taxed as a Regulated Investment Company and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the year ended October 31, 2016, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID IN CAPITAL
All Asset Variance Risk Premium Fund	$17,965,990	$(21,133,814)	$3,167,824

These differences primarily relate to reclassification of distributions, swap agreements, currency adjustments and income reclassification from the Subsidiary.

As of October 31, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$1,006,834,887
Unrealized appreciation	13,580,229
Unrealized depreciation	(24,924,352)
Net unrealized depreciation	(11,344,123)
Undistributed ordinary income	7,688,486
Undistributed long-term gains/(capital loss carryover)	44,219,906
Total distributed earnings	51,908,392
Other temporary differences	24,053,760
Total accumulated earnings	$64,618,029

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sale deferrals and return of capital distributions.

The tax character of distributions paid during the year ended October 31, 2016 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
All Asset Variance Risk Premium Fund	$10,597,978	$5,517,517	$—	$16,115,495

The tax character of distributions paid during the period ended October 31, 2015 was as follows:

	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL	TOTAL
All Asset Variance Risk Premium Fund	$—	$—	$—	$—

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-ended October 31, 2016, or for any other tax years which are open for examination. As of October 31, 2016 open tax years include the periods ended October 31, 2015 and 2016. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Fund did not incur any interest or penalties.

4. Agreements

(a) Investment Management Agreement The Adviser is the investment adviser of the Fund. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears, at an annual rate of 2.00% of the Fund’s average daily net assets.

Through February 28, 2018, the Adviser has agreed to pay or otherwise bear operating and other expenses of the Fund (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses; judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the total annual fund operating expenses to 2.60% of the average daily net assets of the Fund. The Adviser shall be permitted to recoup in later periods Fund expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Fund to exceed the annual rate in effect at the time of the recoupment; provided, however, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the month end in which the Adviser reduced a fee or reimbursed an expense. During the period ended April 30, 2017, the Adviser has waived and recouped fees as follows:

ADVISORY FEES WAIVED	RECOUPMENT OF PREVIOUSLY WAIVED FEES	REMAINING AMOUNT TO BE RECOUPED (EXPIRING BY OCTOBER 31, 2019)
$—	$609,709	($566,535)

(b) Custodian, Administrator, and Transfer Agent The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bank, N.A., serves as the Fund’s distributor.

5. Services Agreement

Pursuant to a services agreement (the “Services Agreement”), the Fund pays Stone Ridge Asset Management LLC (the “Servicing Agent”), quarterly in arrears, an investor services fee computed at an annual rate of 0.10% of the average daily net assets of the Fund, computed on a daily basis. The Servicing Agent appoints broker-dealer firms and other service firms to provide services including investor services and administrative assistance for persons who are investors in the Fund.

6. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Notes to Consolidated Financial Statements	April 30, 2017 (Unaudited)

7. Investment Transactions

For the period ended April 30, 2017, aggregate purchases and sales of securities, excluding short-term securities and including equity security transactions related to options exercises, were $859,882,389 and $846,397,888, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2017.

8. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2017	YEAR ENDED OCTOBER 31, 2016
Shares sold	17,647,632	41,143,619
Shares issued to holders in reinvestment of dividends	4,254,499	1,298,053
Shares redeemed	(7,322,561)	(19,114,692)
Net increase in shares	14,579,570	23,326,980
Shares outstanding:
Beginning of period	90,709,178	67,382,198
End of period	105,288,748	90,709,178

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

Repurchase Request Deadline	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
January 6, 2017	10,005,969	2,222,161
April 7, 2017	10,930,398	4,504,295

9. Line of Credit

As of April 30, 2017, the Fund, together with other funds in the Stone Ridge family of funds, has an uncommitted line of credit (the “Line”) with U.S. Bank N.A. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. The Line is not secured by the Fund’s assets and has a maximum withdrawal capacity of the lesser of 5% of the market value of unencumbered assets of the Fund or $50,000,000 less any loans outstanding with other funds in the Stone Ridge family of funds in excess of $200,000,000 (or in excess of $300,000,000 for the periods from December 8, 2016 through March 1, 2017 and from June 1, 2017 through September 1, 2017). The Line has a one-year term which runs through November 17, 2017 and is reviewed annually by the Board of Trustees. During the period ended April 30, 2017, the Fund did not draw on the Line.

10. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2016	ENDING ACCOUNT VALUE APRIL 30, 2017	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2016 – APRIL 30, 2017
Actual	$1,000.00	$1,094.20	$14.80
Hypothetical (5% annual return before expenses)	$1,000.00	$1,010.66	$14.21

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.85%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the fiscal period ended October 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended October 31, 2016 was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	39.00%

The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Code Section 871(k)(1)(c) was as follows:

PERCENTAGES
All Asset Variance Risk Premium Fund	0.00%

Shareholders should not use the above information to prepare their tax returns. Since the Fund’s fiscal year is not the calendar year, another notification will be made available with respect to calendar year 2016. Such notification, which will reflect the amount to be used by calendar year taxpayers on their Federal income tax returns, will be made in conjunction with Form 1099-DIV and will be made available in February on the Fund’s website, www.stoneridgefunds.com. Shareholders are advised to consult their own tax advisors with respect to the tax consequences of their investment in the Fund.

2. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request on the SEC’s website, www.sec.gov and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

3. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov. The Fund is required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website, www.sec.gov.

Stone Ridge Funds	Semi-Annual Report	April 30, 2017

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Stone Ridge Funds P.O. Box 701 Milwaukee, WI 53201-0701 855-609-3680 www.stoneridgefunds.com	XQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)

Information is provided as of July 10, 2017

Gabriel Comeau is a Portfolio Manager of the Fund. Mr. Comeau has been a member of the Fund’s investment team since inception and has been a Portfolio Manager since January 2017. Mr. Comeau also is a Portfolio Manager of other registered investment companies, including mutual funds.

Gabriel Comeau. Gabriel Comeau, Portfolio Manager of the Fund, is responsible for the day-to-day management of the Fund and its investments jointly with Mr. Fleder, Mr. Gutmann, Mr. Lu and, Mr. Stevens. Prior to joining Stone Ridge in 2014, Mr. Comeau was an Equity Derivatives Trader on the Index Flow desk and ETF desk at BNP Paribas from 2011 to 2014. Mr. Comeau received his Master of Finance from the Massachusetts Institute of Technology and his BCom in Finance from McGill University.

Information is provided as of January 31, 2017

The table below identifies the number of accounts for which Mr. Comeau has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts(1)	Total Assets (in millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Gabriel Comeau	8	$1,750	0	$0	0	$0

(1)	Includes the Fund.

The table below identifies the number of accounts for which Mr. Comeau has day-to-day management responsibilities and the total assets in such accounts with respect to which the advisory fee is based on the performance of the account, within each of the following categories: registered investment companies, other pooled investment vehicles and other accounts.

	Registered Investment Companies for which the Adviser receives a performance-based fee		Other Pooled Investment Vehicles managed for which the Adviser receives a performance-based fee		Other Accounts managed for which the Adviser receives a performance-based fee
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Gabriel Comeau	0	$0	0	$0	0	$0

Potential Conflicts of Interest

Each of the portfolio managers may also be responsible for managing other accounts in addition to the Fund, including other accounts of the Adviser or its affiliates. Other accounts may include, without limitation, other investment companies registered under the 1940 Act, unregistered investment companies that rely on Section 3(c)(1) or Section 3(c)(7) of the 1940 Act, separately managed accounts, foreign investment companies and accounts or investments owned by the Adviser or its affiliates or the portfolio managers. Management of other accounts in addition to the Fund can present certain conflicts of interest, as described below.

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar or different investment objectives or strategies as the Fund, or otherwise hold, purchase or sell securities that are eligible to be held, purchased or sold by the Fund, or may take positions that are opposite in direction from those taken by the Fund.

As a fiduciary, the Adviser owes a duty of loyalty to its clients and must treat each client fairly. The Adviser and the Fund have adopted compliance policies and procedures that are designed to avoid, mitigate, monitor and oversee areas that could present potential conflicts of interest.

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple accounts may devote unequal time and attention to the management of those accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of the accounts as might be the case if he or she were to devote substantially more attention to the management of a single account. The effects of this potential conflict may be more pronounced where accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Investment Opportunities. A potential conflict of interest may arise as a result of the Adviser’s management of a number of accounts with similar or different investment strategies. When the Adviser purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. The Adviser attempts to allocate investments in a fair and equitable manner over time among client accounts, with no account receiving preferential treatment over time. To this end, the Adviser has adopted policies and procedures that are intended to provide the Adviser with flexibility to allocate investments in a manner that is consistent with its fiduciary duty. There is no guarantee, however, that the policies and procedures adopted by the Adviser will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

An investment opportunity may be suitable for both the Fund and other accounts, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple accounts, the opportunity may be allocated among these several accounts; as a result of these allocations, there may be instances in which the Fund will not participate in a transaction that is allocated among other accounts or the Fund may not be allocated the full amount of an investment opportunity. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. In addition, different account guidelines and/or differences within particular investment strategies may lead to the use of different investment practices for accounts with a similar investment strategy. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Adviser may aggregate the purchases and sales of the securities. The Adviser will not necessarily purchase or sell the same securities at the same time, in the same direction or in the same proportionate amounts for all eligible accounts, particularly if different accounts have different amounts of capital under management by the Adviser, different amounts of investable cash available, different strategies or different risk tolerances. As a result, although the Adviser may manage different accounts with similar or identical investment objectives, or may manage accounts with different objectives that trade in the same securities, the portfolio decisions relating to these accounts, and the performance resulting from such decisions, may differ from account to account, and the trade allocation and aggregation and other policies and procedures of the Fund or the Adviser could have a detrimental effect on the price or amount of the securities available to the Fund from time to time.

As a result of regulations governing the ability of certain clients of the Adviser to invest side-by-side, it is possible that the Fund may not be permitted to participate in an investment opportunity at the same time as another fund or another account managed by the Adviser. These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. The decision as to which accounts may participate in any particular investment opportunity will take into account applicable law the suitability of the investment opportunity for, and the strategy of, the applicable accounts. It is possible that the Fund may be prevented from participating due to such investment opportunity being more appropriate, in the discretion of the Adviser, for another account.

Conflicts of Interest Among Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he or she exercises investment responsibility, or may decide that certain of the accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more accounts, which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other accounts. Similarly, the Adviser or its affiliates may take positions for their proprietary accounts that are different from those taken by one or more client accounts. Conflicts may also arise in cases when accounts invest in different parts of an issuer’s capital structure, including circumstances in which one or more accounts own private securities or obligations of an issuer and other accounts may own public securities of the same issuer. Actions by investors in one part of the capital structure could disadvantage investors in another part of the capital structure. In addition, purchases or sales of the same investment may be made for two or more accounts on the same date. There can be no assurance that an account will not receive less (or more) of a certain investment than it would otherwise receive if this conflict of interest among accounts did not exist. In effecting transactions, it may not be possible, or consistent with the investment objectives of accounts, to purchase or sell securities at the same time or at the same prices.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”)), which may result in the payment of higher brokerage fees than might have otherwise been available. These services may be more beneficial to certain accounts than to others.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of accounts that provide greater overall returns to the Adviser and its affiliates.

Broad and Wide-Ranging Activities. The Adviser and its related parties engage in a broad spectrum of activities. In the ordinary course of their business activities, including, but not limited to, activities with third-party service providers and lenders, the Adviser and its related parties may engage in activities where the interests of the Adviser and its related parties or the interests of their clients may conflict with the interests of the shareholders of the Fund.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to a portfolio manager differ among the accounts that he or she manages. If the structure of the Adviser’s management fee and/or a portfolio manager’s compensation differs among accounts (such as where certain accounts pay higher management fees or a performance or incentive fee), a portfolio manager might be motivated to help certain accounts over others. In addition, a portfolio manager might be motivated to favor accounts in which he or she has an interest or in which the Adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance a portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those accounts that could most significantly benefit a portfolio manager.

Portfolio Manager Compensation

As of January 31, 2017, portfolio managers receive a base salary and may also receive a bonus. Compensation of a portfolio manager is determined at the discretion of the Adviser and may be deferred. It may be based on a number of factors including the portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and the consistency with which he or she demonstrates kindness to other employees, trading counterparties, vendors and clients. As a firm focused on beta, the compensation of portfolio managers is not based upon the performance of client accounts that the portfolio managers manage. The Adviser reviews the compensation of each portfolio manager at least annually.

Portfolio Manager Securities Ownership

As of January 31, 2017, the Portfolio Managers beneficially owned the following shares of the Fund:

Portfolio Manager	Dollar Range of Shares Beneficially Owned
Gabriel Comeau	$1 - $10,000

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b)

under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust III

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President

Date 7/7/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President

Date 7/7/2017

By (Signature and Title)	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date 7/7/2017